Offerings	May 02, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Offering Note
(1)	An indeterminate aggregate initial offering price and number or amount of the securities is being registered as may periodically be offered at indeterminate prices.
(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the entire registration fee. Any subsequent registration fees will be paid on a pay-as-you-go
basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
(4)	An indeterminate number of shares of common stock may be issued from time to time upon exercise, conversion or exchange of other securities.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Offering Note
(1)	An indeterminate aggregate initial offering price and number or amount of the securities is being registered as may periodically be offered at indeterminate prices.
(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the entire registration fee. Any subsequent registration fees will be paid on a pay-as-you-go
basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Offering Note
(1)	An indeterminate aggregate initial offering price and number or amount of the securities is being registered as may periodically be offered at indeterminate prices.
(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the entire registration fee. Any subsequent registration fees will be paid on a pay-as-you-go
basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Units
Offering Note
(1)	An indeterminate aggregate initial offering price and number or amount of the securities is being registered as may periodically be offered at indeterminate prices.
(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the entire registration fee. Any subsequent registration fees will be paid on a pay-as-you-go
basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)	An indeterminate aggregate initial offering price and number or amount of the securities is being registered as may periodically be offered at indeterminate prices.
(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the entire registration fee. Any subsequent registration fees will be paid on a pay-as-you-go
basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)	An indeterminate aggregate initial offering price and number or amount of the securities is being registered as may periodically be offered at indeterminate prices.
(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the entire registration fee. Any subsequent registration fees will be paid on a pay-as-you-go
basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees
Offering Note
(1)	An indeterminate aggregate initial offering price and number or amount of the securities is being registered as may periodically be offered at indeterminate prices.
(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the entire registration fee. Any subsequent registration fees will be paid on a pay-as-you-go
basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering Note
(1)	An indeterminate aggregate initial offering price and number or amount of the securities is being registered as may periodically be offered at indeterminate prices.
(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the entire registration fee. Any subsequent registration fees will be paid on a pay-as-you-go
basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.